Marketable securities - Gross Realized Gains and Losses Related to Marketable Securities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Gain (Loss) on Securities [Line Items]
Total (loss)/gain on marketable securities	$ (14)		$ (35)
Seadrill Partners - Common units
Gain (Loss) on Securities [Line Items]
Total (loss)/gain on marketable securities	(13)		(36)
Archer
Gain (Loss) on Securities [Line Items]
Total (loss)/gain on marketable securities	$ (1)		$ 1
Predecessor
Gain (Loss) on Securities [Line Items]
Total (loss)/gain on marketable securities		$ 25		$ (3)
Predecessor | Seadrill Partners - Common units
Gain (Loss) on Securities [Line Items]
Total (loss)/gain on marketable securities		19		(5)
Predecessor | Archer
Gain (Loss) on Securities [Line Items]
Total (loss)/gain on marketable securities		$ 6		$ 2